Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of maximum exposure to credit risk
The positive fair value of derivative assets is used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all derivative contracts with a positive fair value. Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2020	2019
Off-balance sheet item:
Loan commitments(1)	$1,890	$2,175

(1)    Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.

Disclosure of right of offset and collateral
We do not offset financial instruments in our Consolidated Statements of Financial Position, as our rights of offset are conditional. The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,		2020			2019
Financial instruments presented in the Consolidated Statements of Financial Position(1)		Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets:
Derivative assets (Note 6.A.v)	$2,160	$(883)	$(1,139)	$138	$1,548	$(737)	$(730)	$81
Reverse repurchase agreements (Note 8)	4	(4)	—	—	3	(3)	—	—
Total financial assets	$2,164	$(887)	$(1,139)	$138	$1,551	$(740)	$(730)	$81
Financial liabilities:
Derivative liabilities	$(1,744)	$883	$736	$(125)	$(2,040)	$737	$937	$(366)
Repurchase agreements (Note 5.F.ii)	(2,208)	4	2,204	—	(1,850)	3	1,847	—
Cash collateral on securities lent (Note 5.F.iii)	(306)	—	301	(5)	—	—	—	—
Total financial liabilities	$(4,258)	$887	$3,241	$(130)	$(3,890)	$740	$2,784	$(366)

(1)    Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.
(2)    Financial collateral excludes overcollateralization and, for exchange-traded derivatives, initial margin. Total financial collateral, including initial margin and overcollateralization, received on derivative assets was $1,275 ($939 as at December 31, 2019), received on reverse repurchase agreements was $4 ($3 as at December 31, 2019), pledged on derivative liabilities was $1,830 ($1,706 as at December 31, 2019), and pledged on repurchase agreements was $2,208 ($1,850 as at December 31, 2019).

Disclosure of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2020		December 31, 2019
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$13,527	$13,527	$9,575	$9,575
Debt securities - fair value through profit or loss	77,834	77,834	67,894	67,894
Debt securities - available-for-sale(1)	11,255	11,255	13,712	13,712
Equity securities - fair value through profit or loss	6,369	6,369	4,474	4,474
Equity securities - available-for-sale	262	262	313	313
Mortgages and loans(1)	49,946	56,231	48,222	52,028
Derivative assets	2,160	2,160	1,548	1,548
Other invested assets - fair value through profit or loss(2)	3,339	3,339	3,016	3,016
Other invested assets - available-for-sale(2)	828	828	813	813
Policy loans	3,265	3,265	3,218	3,218
Total financial assets(3)	$168,785	$175,070	$152,785	$156,591

(1)    As at December 31, 2020, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $11,159 of Debt securities - AFS ($13,602 as at December 31, 2019), $51,480 of Mortgages and loans supporting insurance contract liabilities ($47,398 as at December 31, 2019), and $4,741 of Mortgages and loans not supporting insurance contract liabilities ($4,315 as at December 31, 2019).
(2)    Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3)    Invested assets on our Consolidated Statements of Financial Position of $177,912 ($161,619 as at December 31, 2019) includes Total financial assets in this table, Investment properties of $7,516 ($7,306 as at December 31, 2019), and Other invested assets - non-financial assets of $1,611 ($1,528 as at December 31, 2019).
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities - fair value through profit or loss	Debt securities - available-for-sale	Equity securities - fair value through profit or loss	Equity securities -available-for-sale	Other invested assets	Investmentproperties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2020
Beginning balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821
Included in net income(1)(2)(3)	11	—	—	—	(87)	(63)	(139)	(22)	(161)
Included in OCI(2)	—	2	—	—	19	—	21	—	21
Purchases	67	15	11	46	594	620	1,353	30	1,383
Sales / Payments	(10)	—	(2)	(33)	(304)	(325)	(674)	(14)	(688)
Settlements	(9)	(2)	(15)	—	—	—	(26)	(1)	(27)
Transfers into Level 3(4)	3	2	—	—	—	—	5	1	6
Transfers (out) of Level 3(4)	(88)	(1)	—	—	—	—	(89)	(1)	(90)
Foreign currency translation(5)	3	1	(1)	(1)	(22)	(22)	(42)	8	(34)
Ending balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$2	$—	$—	$—	$(68)	$13	$(53)	$(23)	$(76)
December 31, 2019
Beginning balance	$373	$43	$202	$36	$2,241	$7,157	$10,052	$1,596	$11,648
Acquisitions	—	—	—	—	13	—	13	—	13
Included in net income(1)(2)(3)	28	—	(2)	(23)	(80)	238	161	45	206
Included in OCI(2)	—	4	—	2	13	—	19	—	19
Purchases	85	35	5	22	521	689	1,357	152	1,509
Sales / Payments	(49)	—	(9)	—	(122)	(701)	(881)	(59)	(940)
Settlements	(40)	—	—	—	—	—	(40)	(1)	(41)
Transfers into Level 3(4)	15	—	—	—	—	—	15	—	15
Transfers (out) of Level 3(4)(6)	(159)	(31)	(4)	—	(110)	—	(304)	(1,178)	(1,482)
Foreign currency translation(5)	(5)	(1)	(4)	(2)	(31)	(77)	(120)	(6)	(126)
Ending balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$4	$—	$(3)	$—	$(78)	$272	$195	$25	$220

(1)    Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $19 ($305 in 2019), net of amortization of leasing commissions and tenant inducements of $82 ($67 in 2019). As at December 31, 2020, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
(6)    An update of certain specific criteria used to determine the leveling classification of the financial instruments was made in 2019 to align with industry practice. This resulted in transfers out of Level 3, including $1,178 for Investments for account of segregated fund holders as well as $110 for Other invested assets, and transferred into Level 2 based on the availability of observable inputs and other criteria.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2020	2019
Cash	$2,498	$1,656
Cash equivalents	8,156	5,059
Short-term securities	2,873	2,860
Cash, cash equivalents and short-term securities	13,527	9,575
Less: Bank overdraft, recorded in Other liabilities	6	30
Net cash, cash equivalents and short-term securities	$13,521	$9,545
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Canada	$34,005	$4,685	$38,690	$28,221	$5,031	$33,252
United States	27,183	3,984	31,167	24,224	5,822	30,046
United Kingdom	4,592	487	5,079	4,874	528	5,402
Other	12,054	2,099	14,153	10,575	2,331	12,906
Balance	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$4,560	$1,929	$6,489	$3,890	$2,556	$6,446
Canadian provincial and municipal government	16,909	1,333	18,242	13,826	1,139	14,965
U.S. government and agency	1,678	797	2,475	1,748	1,363	3,111
Other foreign government	5,281	823	6,104	5,181	736	5,917
Total government issued or guaranteed debt securities	28,428	4,882	33,310	24,645	5,794	30,439
Corporate debt securities by industry sector:
Financials	10,644	1,212	11,856	9,341	1,585	10,926
Utilities	7,561	682	8,243	6,693	565	7,258
Industrials	5,659	567	6,226	4,800	629	5,429
Energy	4,452	350	4,802	3,867	365	4,232
Communication services	3,644	322	3,966	3,075	471	3,546
Real estate	2,438	329	2,767	2,595	368	2,963
Health care	1,986	186	2,172	1,886	236	2,122
Consumer staples	1,893	158	2,051	1,703	221	1,924
Consumer discretionary	1,606	165	1,771	1,268	219	1,487
Materials	1,473	152	1,625	1,331	212	1,543
Information technology	1,308	187	1,495	1,122	213	1,335
Total corporate debt securities	42,664	4,310	46,974	37,681	5,084	42,765
Asset-backed securities	6,742	2,063	8,805	5,568	2,834	8,402
Total debt securities	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2020	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,963	$1,747	$—	$—	$3,710
Office	1,635	1,846	—	—	3,481
Multi-family residential	3,950	1,681	—	—	5,631
Industrial and land	996	949	—	—	1,945
Other	575	86	—	—	661
Total mortgages(1)	$9,119	$6,309	$—	$—	$15,428
Loans	$13,107	$13,773	$3,798	$3,840	$34,518
Total mortgages and loans	$22,226	$20,082	$3,798	$3,840	$49,946

(1)    $4,008 of mortgages in Canada are insured by the CMHC.

As at December 31, 2019	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,981	$1,921	$—	$—	$3,902
Office	1,854	2,068	—	—	3,922
Multi-family residential	3,900	1,791	—	—	5,691
Industrial and land	861	1,037	—	—	1,898
Other	714	98	—	—	812
Total mortgages(1)	$9,310	$6,915	$—	$—	$16,225
Loans	$13,249	$11,994	$3,297	$3,457	$31,997
Total mortgages and loans	$22,559	$18,909	$3,297	$3,457	$48,222

(1)    $3,966 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Due in 1 year or less	$3,048	$721	$3,769	$2,094	$2,025	$4,119
Due in years 2-5	10,526	3,549	14,075	9,692	3,954	13,646
Due in years 6-10	10,459	3,540	13,999	9,655	3,301	12,956
Due after 10 years	53,801	3,445	57,246	46,453	4,432	50,885
Total debt securities	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2020	2019
Due in 1 year or less	$1,230	$1,099
Due in years 2-5	5,465	5,255
Due in years 6-10	5,884	6,787
Due after 10 years	2,915	3,154
Total mortgages	$15,494	$16,295

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2020	2019
Due in 1 year or less	$2,192	$1,834
Due in years 2-5	6,954	6,872
Due in years 6-10	6,670	5,449
Due after 10 years	18,751	17,889
Total loans	$34,567	$32,044

Disclosure of notional amounts of derivative instruments by type and maturity
Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

As at December 31,	2020				2019
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Over-the-counter contracts:
Interest rate contracts:
Forward contracts	$—	$6	$—	$6	$50	$—	$—	$50
Swap contracts	1,010	3,363	13,302	17,675	1,906	3,052	14,649	19,607
Options purchased	757	3,246	2,285	6,288	617	3,279	2,850	6,746
Options written(1)	—	465	—	465	357	474	—	831
Foreign exchange contracts:
Forward contracts	12,205	31	—	12,236	5,289	4,137	—	9,426
Swap contracts	1,260	2,797	14,467	18,524	867	3,723	12,366	16,956
Other contracts:
Options purchased	119	8	—	127	1,164	—	—	1,164
Forward contracts	132	175	—	307	128	176	—	304
Swap contracts	170	1	—	171	178	1	—	179
Credit derivatives	175	737	—	912	343	878	6	1,227
Exchange-traded contracts:
Interest rate contracts:
Futures contracts	3,389	—	—	3,389	2,917	—	—	2,917
Equity contracts:
Futures contracts	2,553	—	—	2,553	2,507	—	—	2,507
Options purchased	127	—	—	127	200	—	—	200
Options written	12	—	—	12	17	—	—	17
Total notional amount	$21,909	$10,829	$30,054	$62,792	$16,540	$15,720	$29,871	$62,131
(1)    These are covered short derivative positions that may include interest rate options, swaptions, or floors.

The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2020				2019
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$329	$223	$1,608	$2,160	$180	$231	$1,137	$1,548
Derivative liabilities	$(215)	$(245)	$(1,284)	$(1,744)	$(73)	$(377)	$(1,590)	$(2,040)

Disclosure of debt securities, mortgages, and loans by credit quality
The following table summarizes our debt securities by credit quality:

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities by credit rating:
AAA	$12,794	$4,810	$17,604	$11,097	$6,630	$17,727
AA	11,870	1,586	13,456	10,503	1,670	12,173
A	30,812	2,600	33,412	27,341	3,037	30,378
BBB	21,203	2,091	23,294	18,339	2,248	20,587
BB and lower	1,155	168	1,323	614	127	741
Total debt securities	$77,834	$11,255	$89,089	$67,894	$13,712	$81,606
The following tables summarize our mortgages and loans by credit quality indicator:

As at December 31,	2020	2019
Mortgages by credit rating:
Insured	$4,008	$3,966
AAA	—	1
AA	1,435	2,087
A	4,031	5,481
BBB	4,524	3,943
BB and lower	1,404	670
Impaired	26	77
Total mortgages	$15,428	$16,225

As at December 31,	2020	2019
Loans by credit rating:
AAA	$212	$224
AA	4,906	5,044
A	13,183	12,516
BBB	13,758	12,920
BB and lower	2,427	1,207
Impaired	32	86
Total loans	$34,518	$31,997
The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2020			2019
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$596	$(293)	$303	$439	$(210)	$229
A	1,430	(575)	855	1,008	(517)	491
BBB	98	(15)	83	82	(10)	72
Total over-the-counter derivatives(1)	$2,124	$(883)	$1,241	$1,529	$(737)	$792

(1)    Exchange-traded derivatives with a positive fair value of $36 in 2020 ($19 in 2019) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.
(2)    Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.
(3)    The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.
(4)    Net replacement cost is positive replacement cost less the impact of master netting agreements
The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2020		2019
	Notional amount	Fair value	Notional amount	Fair value
Single name credit default swap contracts:
AA	$38	$1	$45	$1
A	325	4	574	9
BBB	530	12	608	19
BB	19	—	—	—
Total single name credit default swap contracts	$912	$17	$1,227	$29
Total credit default swap contracts sold	$912	$17	$1,227	$29
The table below presents the distribution of Reinsurance assets by credit rating:

As at December 31,	2020			2019
	Gross exposure	Collateral	Net exposure	Gross exposure	Collateral	Net exposure
Reinsurance assets by credit rating:
AA	$2,222	$8	$2,214	$2,131	$5	$2,126
A	1,156	73	1,083	1,170	68	1,102
BBB	213	127	86	200	128	72
BB	1,779	1,740	39	1,707	1,663	44
CCC	168	164	4	181	168	13
Not rated	90	75	15	78	67	11
Total	$5,628	$2,187	$3,441	$5,467	$2,099	$3,368
Less: Negative reinsurance assets	1,785			1,443
Total Reinsurance assets	$3,843			$4,024

Disclosure of mortgages and loans past due or impaired
The distribution of mortgages and loans past due or impaired is shown in the following tables:

	Gross carrying value			Allowance for losses
As at December 31, 2020	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,402	$34,486	$49,888	$—	$—	$—
Impaired	92	81	173	66	49	115
Total	$15,494	$34,567	$50,061	$66	$49	$115
	Gross carrying value			Allowance for losses
As at December 31, 2019	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$16,148	$31,911	$48,059	$—	$—	$—
Impaired	147	133	280	70	47	117
Total	$16,295	$32,044	$48,339	$70	$47	$117

Disclosure of changes in allowance for losses
The changes in the allowances for losses are as follows:

	Mortgages	Loans	Total
Balance, January 1, 2019	$25	$50	$75
Provision for (reversal of) losses	46	(1)	45
Foreign exchange rate movements	(1)	(2)	(3)
Balance, December 31, 2019	$70	$47	$117
Provision for (reversal of) losses	6	17	23
Write-offs, net of recoveries, and other adjustments	(9)	(15)	(24)
Foreign exchange rate movements	(1)	—	(1)
Balance, December 31, 2020	$66	$49	$115

Disclosure of equities by issue country
The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2020			2019
	Fair value through profit or loss	Available- for-sale	Total equities	Fair value through profit or loss	Available- for-sale	Total equities
Canada	$3,064	$15	$3,079	$2,813	$22	$2,835
United States	1,046	148	1,194	550	137	687
United Kingdom	163	6	169	132	5	137
Other	2,096	93	2,189	979	149	1,128
Total equities	$6,369	$262	$6,631	$4,474	$313	$4,787